Report Of The Directors Financial Review Risk Report - Maximum exposure to credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	$ 3,141,630	$ 2,858,835
Offset	(335,129)	(290,258)
Net	2,806,501	2,568,577
On-balance sheet risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,201,445	1,965,589
Offset	(335,129)	(290,258)
Net	1,866,316	1,675,331
On-balance sheet risk | Loans and advances to customers at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,037,987	1,036,743
Offset	(27,221)	(28,524)
Net	1,010,766	1,008,219
On-balance sheet risk | Loans and advances to customers at amortised cost | – personal
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	456,078	431,137
Offset	(4,287)	(4,640)
Net	451,791	426,497
On-balance sheet risk | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	517,594	535,061
Offset	(21,102)	(21,745)
Net	496,492	513,316
On-balance sheet risk | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	64,315	70,545
Offset	(1,832)	(2,139)
Net	62,483	68,406
On-balance sheet risk | Loans and advances to banks at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	81,616	69,203
Offset	0	0
Net	81,616	69,203
On-balance sheet risk | Other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	774,116	616,648
Offset	(14,668)	(28,826)
Net	759,448	587,822
On-balance sheet risk | Cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	304,481	154,099
Offset	0	0
Net	304,481	154,099
On-balance sheet risk | Items in the course of collection from other banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	4,094	4,956
Offset	0	0
Net	4,094	4,956
On-balance sheet risk | Hong Kong Government certificates of indebtedness
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	40,420	38,380
Offset	0	0
Net	40,420	38,380
On-balance sheet risk | Reverse repurchase agreements – non-trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	230,628	240,862
Offset	(14,668)	(28,826)
Net	215,960	212,036
On-balance sheet risk | Financial investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	88,639	85,735
Offset	0	0
Net	88,639	85,735
On-balance sheet risk | Prepayments, accrued income and other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	105,854	92,616
Offset	0	0
Net	105,854	92,616
On-balance sheet risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	307,726	242,995
Offset	(293,240)	(232,908)
Net	14,486	10,087
Off-balance sheet risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	940,185	893,246
Offset	0	0
Net	940,185	893,246
Off-balance sheet risk | Financial and other guarantees
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	96,147	95,967
Offset	0	0
Net	96,147	95,967
Off-balance sheet risk | Loans and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	844,038	797,279
Offset	0	0
Net	$ 844,038	$ 797,279